Exhibit 99.1

GM Financial Automobile Leasing Trust 2017-2

2.96% Exchange Note

Class A-1 1.25000% Asset Backed Notes

Class A-2A 1.72% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 2.02% Asset Backed Notes

Class A-4 2.18% Asset Backed Notes

Class B 2.43% Asset Backed Notes

Class C 2.84% Asset Backed Notes

Class D 2.95% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	06/01/18
End of Period:	06/30/18
Number of days in Interest Period (Actual/360):	30
Number of days in Collection Period:	30
Report Due Date:	07/18/18
Distribution Date:	07/20/18
Transaction Month:	13

2017-2				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	53,085	05/01/2017	06/14/2017	$1,362,471,925

Total	53,085			$1,362,471,925

RECONCILIATION OF 2017-2 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$1,089,330,576

{2} Reduction in Agg. Securitization Value due to payments				{2}	12,551,933
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	2,758,349
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	16,779,110
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	32,089,392

{7} End of period Aggregate Securitization Value					{7}	$1,057,241,184

{8} Pool Factor					{8}	77.597282%

RECONCILIATION OF 2017-2 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,326,000,000

{10} Beginning of period Exchange Note Balance					{10}	$1,052,858,651

{11} Exchange Note Principal Payment Amount					{11}	32,089,392

{12} End of period Exchange Note Balance					{12}	$1,020,769,259

{13} Note Pool Factor					{13}	76.981090%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$169,000,000	$260,000,000	$220,000,000	$350,000,000	$99,150,000

{15} Beginning of period Note Balance	{15}	$0	$185,176,790	$156,688,054	$350,000,000	$99,150,000

{16} Noteholders’ Principal Distributable Amount	{16}	0	17,381,754	14,707,638	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$0	$167,795,036	$141,980,416	$350,000,000	$99,150,000

{21} Note Pool Factor	{21}	0.000000%	64.536552%	64.536553%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$59,260,000	$55,130,000	$37,460,000		$1,250,000,000

{23} Beginning of period Note Balance	{23}	$59,260,000	$55,130,000	$37,460,000		$942,864,844

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		32,089,392
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		0
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$59,260,000	$55,130,000	$37,460,000		$910,775,452

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		72.862036%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance								{30}	$1,089,330,576

{31} Ending Designated Pool Balance							{31}	1,057,241,184
{32} Unpaid prior Exchange Note Principal Payment Amount							{32}	0
{33} Sum of {31} + {32}								{33}	1,057,241,184

{34} Exchange Note Principal Payment Amount {30} - {33}								{34}	$32,089,392

Interest calculation:

		Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}		$1,052,858,651	$0	2.96%	30	30/360	$2,597,052

	RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

	Additions:
	{36} 2017-2 Designated Pool Collections (net of Liquidation Proceeds and fees)						{36}	$18,334,142
	{37} Net Liquidation Proceeds collected during period						{37}	20,215,039
	{38} Investment Earnings						{38}	47,886
	{39} Investment Earnings - transferred to Indenture Note Collection Account						{39}	(47,886)
	{40} Deposit from Servicer						{40}	0

	{41} Total Additions:							{41}	38,549,181

	Distributions:
	{42} To the Servicer, Designated Pool Servicing Fee						{42}	907,775
	{43} To the 2017-2 Exchange Noteholder, the Exchange Note Interest Payment Amount						{43}	2,597,052
	{44} To the 2017-2 Exchange Noteholder, the Exchange Note Principal Payment Amount						{44}	32,089,392
	{45} To the 2017-2 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)						{45}	0
	{46} To the 2017-2 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments						{46}	2,954,962

	{47} Total Distributions:							{47}	$38,549,181

	NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Noteholders’ Principal Distributable calculation:
	{48} Beginning Agg. Securitization Value				{48}	$1,089,330,576
	{49} Ending Agg. Securitization Value				{49}	1,057,241,184
	{50} Principal Distributable Amount {48} - {49}					{50}	32,089,392

	{51} Noteholders’ Principal Carryover Amount					{51}	0

	{52} Principal Distributable Amount + Noteholders’ Principal Carryover Amount						{52}	32,089,392

	{53} Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (i) through (xiii) to the Required Pro Forma Note Balance						{53}	32,089,392

	{54} Noteholders’ Principal Distributable Amount Lessor of {52} and {53}							{54}	$32,089,392

	Noteholders’ Interest Distributable calculation:

	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	1.25000%	30	Actual/360	$0
{56}	Class A-2A	$185,176,790	0	1.72%	30	30/360	265,421
{57}	Class A-2B	$156,688,054	0	2.38375%	30	Actual/360	311,255
{58}	Class A-3	$350,000,000	0	2.02%	30	30/360	589,167
{59}	Class A-4	$99,150,000	0	2.18%	30	30/360	180,123
{60}	Class B	$59,260,000	0	2.43%	30	30/360	120,002
{61}	Class C	$55,130,000	0	2.84%	30	30/360	130,475
{62}	Class D	$37,460,000	0	2.95%	30	30/360	92,090

	RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

	Available Funds:
	{63} 2017-2 Exchange Note Collections						{63}	$37,641,406
	{64} Investment Earnings						{64}	0
	{65} Investment Earnings - transferred from Exchange Note Collection Account						{65}	47,886
	{66} Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement						{66}	9,366
	{67} Optional Purchase Price						{67}	0
	{68} Indenture Section 5.4 disposition of Collateral						{68}	0
	{69} Available Funds:							{69}	37,698,658

	{70} Reserve Account Withdrawal Amount						{70}	0

	{71} Total Distributable Funds:							{71}	37,698,658

	Distributions:
	{72} To the Successor Servicer, unpaid transition expenses, pro rata						{72}	0
	{73} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata						{73}	417
	{74} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata						{74}	208
	{75} To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata						{75}	0
	{76} Class A-1 Noteholders’ Interest Distributable Amount pari passu						{76}	0
	{77} Class A-2A Noteholders’ Interest Distributable Amount pari passu						{77}	265,421
	{78} Class A-2B Noteholders’ Interest Distributable Amount pari passu						{78}	311,255
	{79} Class A-3 Noteholders’ Interest Distributable Amount pari passu						{79}	589,167
	{80} Class A-4 Noteholders’ Interest Distributable Amount pari passu						{80}	180,123
	{81} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall						{81}	0
	{82} Class B Noteholders’ Interest Distributable Amount						{82}	120,002
	{83} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall						{83}	0
	{84} Class C Noteholders’ Interest Distributable Amount						{84}	130,475
	{85} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall						{85}	0
	{86} Class D Noteholders’ Interest Distributable Amount						{86}	92,090
	{87} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall						{87}	0
	{88} Noteholders’ Principal Distributable Amount						{88}	32,089,392
	{89} To the Reserve Account, the Reserve Amount Required Amount						{89}	0
	{90} To the Noteholders, the Accelerated Principal Amount (as calculated below)						{90}	0
	{91} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata						{91}	0
	{92} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata						{92}	0
	{93} To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata						{93}	0
	{94} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata						{94}	0
	{95} To the Issuer Trust Certificateholders, the aggregate amount remaining						{95}	3,920,108

	{96} Total Distributions:							{96}	$37,698,658

PRINCIPAL PARITY AMOUNT CALCULATION

		(X)	(Y)	(I)	(II)
		Cumulative	Aggregate	Excess of	Total Available Funds			Lesser of
	Class	Note Balance	Securitization Value	(X) - (Y)	in Indenture Collection Account			(I) or (II)
{97}	Class A	$791,014,844	$1,057,241,184	$0	$		36,352,067	$0
{98}	Class B	850,274,844	1,057,241,184	0			36,232,065	0
{99}	Class C	905,404,844	1,057,241,184	0			36,101,590	0
{100}	Class D	942,864,844	1,057,241,184	0			36,009,500	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{101} Excess Total Available Funds								{101}	$3,920,108

{102} Beginning Note Balance						{102}	942,864,844
{103} Principal payments through Indenture Section 8.3 (i) through (xv)						{103}	32,089,392
{104} Pro-Forma Note Balance							{104}	910,775,452

{105} Ending Aggregate Securitization Value						{105}	1,057,241,184
{106} 10.75% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full,9.75% Thereafter ($146,465,732)						{106}	146,465,732
{107} Required Pro Forma Note Balance {105} - {106}							{107}	910,775,452

{108} Excess of Pro Forma Balance minus Required Pro Forma Balance {104} - {107}								{108}	0

{109} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance									{109}	$0

OVERCOLLATERALIZATION CALCULATIONS

Exchange Note:
{110} Ending Aggregate Securitization Value								{110}	$1,057,241,184
{111} End of Period Note Balance								{111}	1,020,769,259
{112} Overcollateralization								{112}	36,471,925
{113} Overcollateralization %									{113}	3.45%

Asset Backed Notes:
{114} Ending Aggregate Securitization Value								{114}	1,057,241,184
{115} End of Period Note Balance								{115}	910,775,452
{116} Overcollateralization								{116}	146,465,732
{117} Overcollateralization %									{117}	13.85%

RECONCILIATION OF 2017-2 CASH RESERVE ACCOUNT
{118} Specified Reserve Balance									{118}	$6,812,360

{119} Beginning of Period Reserve Account balance									{119}	$6,812,360
{120} Investment Earnings								{120}	9,366
{121} From the Indenture Collection Account, the Reserve Account Required Amount								{121}	0
{122} To the Indenture Collection Account, the Reserve Account Withdrawal Amount								{122}	0
{123} Total Reserve balance available:									{123}	6,821,726

{124} Specified Reserve Balance									{124}	6,812,360

{125} Release Excess Cash to Indenture Collection Available Funds									{125}	9,366

{126} End of period Reserve Account balance									{126}	$6,812,360

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

									Dollars	Percentage
{127} Receivables with Scheduled Payment delinquent 61 days or more								{127}	$4,652,871	0.44%

{128} Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.10%)								{128}		Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting-Treasury
Date:	July 17, 2018

GM Financial

GMALT 2017-2

Supplemental Monthly Data

June 30, 2018

	Aggregate Securitization Value	Residual Value
Beginning of Period	$1,089,330,576	$863,799,847
Change	(32,089,392)	(17,417,210)

End of Period	$1,057,241,184	$846,382,637
Residual Value as % of Agg. Securitization Value		80.06%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	46,589	1,038,247,030	98.20%
31 - 60 days	618	14,341,283	1.36%
61 - 90 days	166	3,941,713	0.37%
91 - 120 days	34	711,158	0.07%

Total	47,407	1,057,241,184	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	196	5,429,387	1,614	45,840,304
Standard terminations	11	232,432	131	2,677,602

Total retained by lessee	207	5,661,819	1,745	48,517,906
Returned Vehicles
Early terminations	465	8,436,777	1,924	34,556,985
Standard terminations	154	2,680,515	923	15,724,860

Total returned to dealer	619	11,117,292	2,847	50,281,845
Charged off leases / Repossessed vehicles	123	2,758,349	1,085	24,979,085
Repurchases	0	0	1	21,071
Other	0	0	0	0

Total terminations	949	19,537,460	5,678	123,799,907

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	2,758,349	24,979,085
less: Sales proceeds	1,573,299	19,856,684
less: Excess wear and excess mileage received	0	0
less: Other amounts received	58,980	939,562

Net Credit (Gain) Loss	1,126,070	4,182,839

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	11,034,091	49,855,247
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	11,884,851	52,522,457
less: Excess wear and excess mileage received	6,885	52,213
less: Other recovery amounts	53,765	338,906

Residual (Gain) Loss	(911,410)	(3,058,329)

	Current Period	Prev. Month
Prepay Speed	0.9864%	0.4780%

Return Rate based on Scheduled to Terminate(2)	199.0354%	90.0971%

Return Rate based on Terminated Leases(3)	65.2266%	64.4444%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.